Goodwill and Other Intangibles - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Impairment of goodwill and other intangible assets	$ 0	$ 0
Percentage of goodwill used for impairment testing	97.00%
Amortization expense	$ 111,000,000	$ 107,000,000	$ 108,000,000
Amortization expense in 2017	101,000,000
Amortization expense in 2018	94,000,000
Amortization expense in 2019	81,000,000
Amortization expense in 2020	55,000,000
Amortization expense in 2021	$ 44,000,000
Agricultural equipment [Member]
Goodwill [Line Items]
Indefinite-lived intangible assets, excess of fair value over carrying value percentage	70.00%
Financial Services Segment [Member]
Goodwill [Line Items]
Indefinite-lived intangible assets, excess of fair value over carrying value percentage	29.00%
Agricultural Equipment Segment [Member]
Goodwill [Line Items]
Percentage of goodwill used for impairment testing	67.00%
Financial Services Segment [Member]
Goodwill [Line Items]
Percentage of goodwill used for impairment testing	6.00%
Construction Equipment Segment [Member]
Goodwill [Line Items]
Indefinite-lived intangible assets, excess of fair value over carrying value percentage	24.00%
Maximum percentage of risk of reporting unit excess of fair value over carrying value	20.00%
Percentage Points Increase in Discount Rate	3.90%